Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: March 11, 2026

Payment Date	3/16/2026
Collection Period Start	2/1/2026
Collection Period End	2/28/2026
Interest Period Start	2/17/2026
Interest Period End	3/15/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$60,402,446.44	$20,382,165.63	$40,020,280.81	0.127129	Oct-27
Class A-2b Notes	$15,119,799.15	$5,102,016.05	$10,017,783.10	0.127129	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$567,112,245.59	$25,484,181.68	$541,628,063.91

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$586,511,129.89	$560,264,472.01	0.501973
YSOC Amount	$16,685,894.32	$15,923,418.12
Adjusted Pool Balance	$569,825,235.57	$544,341,053.89
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$60,402,446.44	4.61000%	30/360	$232,046.07
Class A-2b Notes	$15,119,799.15	3.97819%	ACT/360	$45,112.08
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$567,112,245.59			$2,185,975.56

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$586,511,129.89	$560,264,472.01
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$569,825,235.57	$544,341,053.89
Number of Receivables Outstanding	35,661	34,837
Weighted Average Contract Rate	7.58%	7.58%
Weighted Average Remaining Term (months)	41.3	40.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,683,651.48
Principal Collections	$26,175,419.52
Liquidation Proceeds	$86,124.18
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,945,195.18
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,945,195.18

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$488,759.27	$488,759.27	$—	$—	$29,456,435.91
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,456,435.91
Interest - Class A-2a Notes	$232,046.07	$232,046.07	$—	$—	$29,224,389.84
Interest - Class A-2b Notes	$45,112.08	$45,112.08	$—	$—	$29,179,277.76
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$27,663,917.76
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$27,409,792.43
First Allocation of Principal	$—	$—	$—	$—	$27,409,792.43
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$27,365,578.68
Second Allocation of Principal	$1,071,191.70	$1,071,191.70	$—	$—	$26,294,386.98
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,248,364.90
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,398,364.90
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,349,268.65
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,499,268.65
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,499,268.65
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,786,278.67
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,786,278.67
Remaining Funds to Certificates	$1,786,278.67	$1,786,278.67	$—	$—	$—
Total	$29,945,195.18	$29,945,195.18	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$16,685,894.32
Increase/(Decrease)	$(762,476.20)
Ending YSOC Amount	$15,923,418.12

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$569,825,235.57	$544,341,053.89
Note Balance	$567,112,245.59	$541,628,063.91
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.01%	11	$71,238.36
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	97	$86,124.18
Monthly Net Losses (Liquidation Proceeds)			$(14,885.82)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.39%
Preceding Collection Period			0.20%
Current Collection Period			(0.03)%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$1,933,127.02
Cumulative Net Loss Ratio			0.17%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	48	$824,289.50
60-89 Days Delinquent	0.06%	17	$344,431.09
90-119 Days Delinquent	0.02%	5	$107,156.49
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.23%	70	$1,275,877.08

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$52,728.05
Total Repossessed Inventory		7	$150,155.03

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		22	$451,587.58
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.08%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.51	0.09%	22	0.06%